CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts payable	$ 561	¥ 4,094		¥ 4,977
Short-term borrowings	250	1,825
Amounts due to related parties, current	41,496	302,893		299,346
Tax payable	2,593	18,924		18,857
Financial guarantee liabilities | ¥				43
Accrued expenses and other liabilities	22,449	163,861		¥ 165,072
Operating lease liabilities, current	227	1,658
Operating lease liabilities, non-current	$ 164	¥ 1,198
Class A Ordinary Shares
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Ordinary shares outstanding (in shares)	503,747,680	503,747,680	503,747,680	503,747,680
Class B Ordinary Shares
Ordinary shares par value (in dollars per share) | $ / shares	$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520
Consolidated VIEs
Accounts payable		¥ 2,454		¥ 4,437
Short-term borrowings | ¥		0		0
Amounts due to related parties, current		302,893		299,346
Tax payable		18,748		18,822
Financial guarantee liabilities		0		43
Accrued expenses and other liabilities		21,289		22,532
Operating lease liabilities, current		1,658		0
Operating lease liabilities, non-current		¥ 1,198		¥ 0